Note 21 - Supplementary Data (Tables)	12 Months Ended
Dec. 31, 2013
Successor [Member]
Note 21 - Supplementary Data (Tables) [Line Items]
Schedule of Quarterly Financial Information [Table Text Block]
	Successor
		2013
(in thousands, except per share amounts)	Period from Inception (April 23, 2013) to June 30, 2013	Third Quarter	Fourth Quarter (b)

Net sales	$-	$-	$118,239
Gross profit	-	-	35,652
Net (loss) income attributable to common shareholders	(80)	(4,710)	(189,432)
Basic earnings (loss) per share (a)	-	(0.05)	(2.05)
Diluted earnings (loss) per share (a)	-	(0.05)	(2.05)

Predecessor [Member]
Note 21 - Supplementary Data (Tables) [Line Items]
Schedule of Quarterly Financial Information [Table Text Block]
	Predecessor
	2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter (c)

Net sales	$182,132	$189,992	$188,433	$67,155
Gross profit	93,314	96,541	98,972	34,010
Net income (loss) attributable to MacDermid, Inc.	15,248	(5,855)	14,497	(10,671)
Basic earnings (loss) per share (a)	n/a	n/a	n/a	n/a
Diluted earnings (loss) per share (a)	n/a	n/a	n/a	n/a

	Predecessor
	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Net sales	$182,195	$186,203	$180,427	$182,395
Gross profit	86,311	90,289	89,686	88,768
Net income (loss) attributable to MacDermid, Inc.	4,887	25,533	10,012	5,545
Basic earnings (loss) per share (a)	n/a	n/a	n/a	n/a
Diluted earnings (loss) per share (a)	n/a	n/a	n/a	n/a